Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 5,505	$ 3,683
Property and equipment, capital leases	14	15
Accumulated depreciation on capital leases	12	12
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 160	$ 56